Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Reduction of tax losses	$ 2,979	$ 1,630
Deferred tax liabilities	408	514
Total deferred tax liabilities	3,387	2,144
Amount which are not involved in disputes	1,608	3,010
Expenses Of Interest On Equity Capital [Member]
IfrsStatementLineItems [Line Items]
Amount under discussion	1,149	1,367
Excluding the corresponding tax impact without fines and interests	113	144
Total excluding the corresponding tax impact without fines and interests	1,262	1,511
Offset Of The Income Tax Paid Abroad [Member]
IfrsStatementLineItems [Line Items]
Taxes paid	427	512
Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Excluding the corresponding tax impact without fines and interests	51	66
Total excluding the corresponding tax impact without fines and interests	743	606
Administrative amount	692	540
Amount assessed	62	190
Payments To Renova Foundation [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	280	140
Excluding the corresponding tax impact without fines and interests	21	27
Total excluding the corresponding tax impact without fines and interests	301	167
Amount not assessed	351	536
Deduction Of CSLL From The Taxable Income [Member]
IfrsStatementLineItems [Line Items]
Taxes payable liability	154	183
Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	6,535	5,408
Tax effect of tax losses	$ 596	$ 754